UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANY

                  Investment Company Act file number 811-21259
                                                     ---------

                  Promark Absolute Return Strategies Fund, LLC
               ---------------------------------------------------
               (Exact name of registrant as specified in charter)

                          767 Fifth Avenue, 15th Floor
                               New York, NY 10153
               ---------------------------------------------------
               (Address of principal executive offices) (Zip code)

                               David Hartman, Esq.
                        Promark Investment Advisors, Inc.
                          767 Fifth Avenue, 15th Floor
                               New York, NY 10153
               ---------------------------------------------------
                     (Name and address of agent for service)

       Registrant's telephone number, including area code: (212) 418-6307
                                                           --------------

                        Date of fiscal year end: March 31
                                                 --------

                     Date of reporting period: June 30, 2010
                                               -------------


Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. SCHEDULE OF INVESTMENTS.
The Schedule(s) of Investments is attached herewith.

PROMARK ABSOLUTE RETURN STRATEGY FUND I
(A SERIES OF PROMARK ABSOLUTE RETURN STRATEGIES FUND, LLC)

SCHEDULE OF INVESTMENTS
JUNE 30, 2010 (UNAUDITED)
--------------------------------------------------------------------------------


                                                                                 PERCENTAGE              EXPIRATION
                                          INITIAL                       NUMBER       OF                    DATE OF
                                        ACQUISITION                       OF      MEMBERS'       FAIR      LOCK-UP
                                            DATE          COST          SHARES    CAPITAL       VALUE    PERIOD(1),*** LIQUIDITY***
                                        -------------------------------------------------------------------------------------------
INVESTMENTS IN INVESTMENT FUNDS^#
(94.23%)

CREDIT (28.93%)
---------------
Aristeia Special Investments Ltd.,
  Class A Voting - Initial Series          Mar-07   $      653,940          654     0.03%   $    1,450,759     (2)         (2)
Avenue Europe International, Ltd.,
  Class L5 Series 0210L                    Aug-05       14,318,387        1,456     0.28%       14,463,519     (2)         (2)
Avenue Europe Opportunities Master
  Fund, L.P.                               Feb-10       54,385,489            *     1.03%       53,579,019    Dec-10   Semiannually
Avenue Europe Opportunities Master
  Fund, L.P., Class S**                    Feb-10        9,712,529            *     0.16%        8,444,182     (2)         (2)
Bayview Opportunity Offshore IIa, L.P.     Jan-10       32,190,842            *     0.64%       33,121,370    Dec-14    Quarterly
Bayview Opportunity Offshore, L.P.         Mar-08       59,047,807            *     1.36%       70,390,088    Dec-11    Quarterly
Canyon Special Opportunities Fund
  (Cayman) Ltd.                            Sep-07      100,000,000      100,118     1.65%       85,497,113    Dec-10    Quarterly
Canyon Special Opportunities Fund II
  (Cayman) Ltd., Class A Initial Series    Oct-08       21,492,329       21,492     0.63%       32,499,592    Dec-10    Quarterly
Cerberus International Ltd., Class A       Dec-01       63,217,205          163     1.87%       96,740,781     (2)         (2)
Cerberus International SPV, Ltd.           Jun-10       30,000,000       41,471     0.86%       44,502,088     (2)         (2)
Gracie International Credit Opportunities
  Fund Ltd., Class D Series 1              Jan-06       92,727,538       77,239     3.08%      159,690,649     N/A      Quarterly
Greywolf Capital Overseas Fund, Class A
  Tranche 1 - Series OVR_OV038             Dec-04       31,044,644       24,790     1.18%       60,876,178     N/A      Quarterly
Greywolf Capital Overseas Fund,
  Class S**                                Dec-05        7,539,600        7,460     0.12%        6,058,717     (2)         (2)
King Street Capital, L.P.                  Jun-02       59,726,719            *     2.74%      141,941,820     N/A      Quarterly
King Street Capital, L.P.,
  Special Investment**                     Jan-06        8,906,252            *     0.17%        8,905,974     (2)         (2)
MKP Credit Offshore, Ltd.,
  Series MKPCRNVIIIA0901                   Sep-09      100,000,000      100,000     2.11%      109,030,900    Sep-10    Quarterly
MKP Credit Offshore, Ltd., Series
  MKPCRNVIIIA1001                          Mar-10       25,000,000       25,000     0.50%       25,822,675    Mar-11    Quarterly
MKP Credit Offshore, Ltd., Series
  MKPCRNVIIIB1001                          Jun-10       35,000,000       35,000     0.67%       34,859,580    Jun-11    Quarterly
Regiment Capital Ltd., Class 1
  Series M                                 Feb-06       58,000,000      580,000     1.57%       81,324,874     N/A       Annually
Regiment Capital Ltd., Class 2
  Series M                                 Mar-08       70,000,000      700,000     1.56%       80,644,200     N/A       Annually
Regiment Capital Ltd., Class 8 Series M    Jul-09       25,000,000      250,000     0.54%       28,221,900    Jun-11     Annually
Silver Point Capital Offshore Fund, Ltd.,
  Class D**                                Dec-07       15,260,470        1,527     0.30%       15,432,250     (2)         (2)
Silver Point Capital Offshore Fund, Ltd.,
  Class H Series 242                       Nov-07      134,828,776       13,732     3.20%      165,729,472     N/A       Annually
STYX International Fund, Ltd., Class A,
  Series 1                                 Apr-02      116,952,614       41,109     2.68%      138,721,788     (2)         (2)
                                                                                            --------------
                                                                                             1,497,949,488
                                                                                            --------------

EVENT DRIVEN (6.68%)
--------------------
Canyon Value Realization Fund (Cayman)
  Ltd. Class A DI-R Series Initial         Nov-08        4,324,022        4,324     0.11%        5,718,124     (2)         (2)
Castlerigg Offshore III Ltd. Non Voting    Jan-09        5,590,580          750     0.11%        5,449,485     (2)         (2)
Centaurus Alpha Fund, Ltd., Voting A
  USD Sidepocket Shares                    Apr-09          719,205        4,975     0.01%          726,192     (2)         (2)
Empyrean Capital Overseas Fund Ltd.,
  Class A Series 1                         Aug-04       11,087,684       10,845     0.36%       18,469,301     N/A      Quarterly
Empyrean Capital Overseas Fund Ltd.,
  Class E Series 1                         Jul-07       57,957,249       67,976     1.61%       83,178,429     N/A      Quarterly
Empyrean Capital Overseas Fund Ltd.,
  Special Investment**                     Nov-06        9,758,129        9,905     0.13%        6,847,901     (2)         (2)
OZ Asia Overseas Fund, Ltd., Class A
  Prime Series 53                          May-06       71,335,511       69,314     1.55%       80,338,967     N/A      Quarterly
OZ Asia Overseas Fund, Ltd.,
  Class C Prime**                          May-06       14,209,555       14,210     0.23%       12,176,488     (2)         (2)
Taconic Opportunity Offshore Fund Ltd.,
  Class A-NR Series 23                     Jul-07      125,000,000      112,569     2.57%      132,957,381     N/A       Monthly
                                                                                            --------------
                                                                                               345,862,268
                                                                                            --------------

LONG/SHORT EQUITY (31.74%)
--------------------------
Artis Partners 2X Ltd., Class A Series 1   Aug-04       20,000,000      183,310     1.21%       62,731,934     N/A       Monthly
Artis Partners Ltd., Class A Series 1      Jan-04       44,727,638      339,521     1.61%       83,343,744     N/A       Monthly
Black Bear Offshore Liquidating Fund SPC
  September 30, 2009                       Oct-09          650,002          650     0.03%        1,646,576     (2)         (2)
Front Point Offshore Healthcare Flagship
  Enhanced Fund, L.P.                      Apr-09       55,000,000            *     1.16%       60,242,728     N/A      Quarterly
Front Point Offshore Healthcare
  Flagship Fund, L.P.                      May-05       21,318,883            *     0.55%       28,505,695     N/A      Quarterly
HealthCor Offshore Ltd., Class A
  Series 1                                 Jul-07      150,000,000      102,600     3.54%      183,371,762     N/A      Quarterly
HealthCor Offshore Ltd., Class A
  Series 3 (10)                            Mar-10       20,000,000       20,000     0.37%       19,305,095    May-12    Quarterly
Ivory Offshore Flagship Fund Ltd.,
  Class A Series 1                         May-04      115,000,000      144,234     3.12%      161,439,127     N/A      Quarterly
Lansdowne UK Equity Fund Limited,
  USD Shares                               Feb-07       80,000,000      297,158     2.16%      111,645,633     N/A       Monthly
Longbow Partners, L.P.                     Jan-06       62,115,676            *     1.32%       68,256,492     N/A      Quarterly
Meditor European Hedge Fund (B)
  Limited - Unrestricted                   Dec-09      115,000,000      206,352     2.10%      108,912,831     N/A       Monthly
Pennant Windward Fund, Ltd.,
  Class A Series 1                         Jul-09      100,000,000       50,656     1.98%      102,457,830    Sep-10    Quarterly
Pennant Windward Fund, Ltd.,
  Class A Series 2                         Jan-10       25,000,000       25,000     0.47%       24,239,350    Mar-11    Quarterly
Samlyn Offshore Ltd., Class A1
  Series 51                                Oct-07      138,000,000      107,643     3.25%      168,206,662     N/A     Semiannually
Scout Capital Fund, Ltd., Class A
  Series 1                                 Dec-01       59,782,813      439,820     2.24%      115,791,835     N/A      Quarterly
TPG-Axon Partners (Offshore), Ltd.,
  Class J 52                               Dec-07      142,106,498      120,204     2.27%      117,521,948     N/A      Quarterly
TPG-Axon Partners (Offshore), Ltd.,
  Class S**                                Dec-08        8,299,381        8,299     0.20%       10,268,784     (2)         (2)
Viking Global Equities III Ltd. Class H
  Series 1E                                Feb-09      100,000,000       68,452     2.12%      109,727,140     N/A       Monthly
Viking Global Equities III Ltd. Class H
  Series 2E                                Jul-09       25,000,000       25,000     0.51%       26,372,160     N/A       Monthly
Zaxis Offshore Limited, Class A
  Series 1                                 Nov-01       49,677,856       33,408     1.33%       69,040,725     N/A       Monthly
Zaxis Offshore Limited, Class A
  Series 79                                May-10       11,000,000       11,000     0.20%       10,384,440     N/A       Monthly
                                                                                            --------------
                                                                                             1,643,412,491
                                                                                            --------------

PROMARK ABSOLUTE RETURN STRATEGY FUND I
(A SERIES OF PROMARK ABSOLUTE RETURN STRATEGIES FUND, LLC)

SCHEDULE OF INVESTMENTS
JUNE 30, 2010 (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------


                                                                                 PERCENTAGE              EXPIRATION
                                          INITIAL                       NUMBER       OF                    DATE OF
                                        ACQUISITION                       OF      MEMBERS'       FAIR      LOCK-UP
                                            DATE          COST          SHARES    CAPITAL       VALUE    PERIOD(1),*** LIQUIDITY***
                                        -------------------------------------------------------------------------------------------
INVESTMENTS IN INVESTMENT FUNDS^#
(94.23%) (CONTINUED)

MULTI-STRATEGY (6.13%)
----------------------
O'Connor Global Multi-Strategy Alpha
  Limited, Class M Series 1                Oct-01   $   88,441,004       86,889     2.91%   $  150,642,294     N/A      Quarterly
Shepherd Investments International
  Limited, Class B                         Jan-02       71,394,409      105,329     1.91%       98,935,928     N/A      Quarterly
Shepherd Investments International
  Limited, Class M4                        Mar-10       50,000,000       49,518     0.96%       49,571,021    Mar-11    Quarterly
Shepherd Investments International
  Limited, Class S**                       Feb-06       25,653,144      475,441     0.35%       18,128,540     (2)         (2)
                                                                                            --------------
                                                                                               317,277,783
                                                                                            --------------

RELATIVE VALUE (8.13%)
----------------------
AQR Global Stock Selection HV Offshore
  Fund Ltd., Class E Series 06 2007        Jun-07       10,000,000           86     0.12%        6,361,033     N/A      Quarterly
AQR Global Stock Selection HV Offshore
  Fund Ltd., Class E Series Initial        Nov-06       50,000,000          500     0.73%       37,723,971     N/A      Quarterly
Aristeia International Limited, Class A
  Voting Benchmark                         Mar-03       55,205,046       99,801     1.81%       93,612,368     N/A      Quarterly
Aristeia International Limited, Class A
  Voting Series 01/10                      Jul-09       29,000,000       39,664     0.72%       37,204,773     N/A      Quarterly
Goldman Sachs Global Alpha Fund Plc.,
  Class C Series 1                         Mar-06       75,000,000      448,646     1.00%       51,634,178     N/A      Quarterly
Renaissance Institutional Equities Fund,
  LLC, Series B                            May-06       75,000,000            *     1.32%       68,315,687     N/A       Monthly
Two Sigma Eclipse Cayman Fund, Ltd.,
  Class A1 Series Benchmark                Feb-10       10,000,000        4,271     0.20%       10,678,183     N/A      Quarterly
Two Sigma Spectrum Cayman Fund, Ltd.,
  Class A1                                 Nov-09      100,000,000       68,159     2.23%      115,367,410     N/A      Quarterly
                                                                                            --------------
                                                                                               420,897,603
                                                                                            --------------

TRADING (12.62%)
----------------
Brevan Howard Fund Limited, Class B US     Aug-09      175,000,000      927,403     3.53%      182,608,050     N/A       Monthly
Bridgewater Pure Alpha Fund I, Class B
  Lead Series                              Jun-06      130,000,000       68,149     3.03%      156,814,934     N/A       Monthly
Bridgewater Pure Alpha Fund I, Class B
  Series 2                                 May-10       25,000,000       25,000     0.50%       25,981,709     N/A       Monthly
Comac Global Macro Fund Limited - Dollar
  Share Non-Voting                         Dec-09      150,000,000    1,461,176     2.95%      152,717,519     N/A       Monthly
Nias Futures Fund Ltd., Class A
  Series 17 (May 2010)                     May-10        5,000,000        5,000     0.09%        4,994,119     N/A      Quarterly
Nias Futures Fund Ltd., Class A Series 2
  (February 2009)                          Feb-09       70,000,000       70,000     1.33%       69,183,471     N/A      Quarterly
Nias Futures Fund Ltd., Class A Series 7
  (July 2009)                              Jul-09        5,000,000        5,000     0.10%        5,048,239     N/A      Quarterly
Two Sigma Compass Cayman Fund, Ltd.,
  Class A1 Series 2                        Jan-10       24,100,000       24,100     0.52%       26,862,911     N/A       Monthly
Two Sigma Compass Cayman Fund, Ltd.,
  Class A1 Series 2a-2010                  Feb-10       22,000,000       22,000     0.49%       25,294,964     N/A       Monthly
Two Sigma Compass Cayman Fund, Ltd.,
  Class A1 Series 2b-2010                  Apr-10        3,900,000        3,900     0.08%        4,198,805     N/A       Monthly
                                                                                            --------------
                                                                                               653,704,721
                                                                                            --------------

TOTAL INVESTMENTS IN INVESTMENT FUNDS^# (94.23%)     4,057,359,426                           4,879,104,354

INVESTMENT IN SHORT-TERM SECURITIES
(4.88%)

JPMorgan Chase Nassau Time Deposit                     253,019,744                             253,019,744
                                                    --------------                          --------------
TOTAL INVESTMENTS (99.11%)                          $4,310,379,170                           5,132,124,098
                                                    ==============                          --------------

OTHER ASSETS IN EXCESS OF LIABILITIES (0.89%)                                                   45,943,141
                                                                                            --------------

MEMBERS' CAPITAL (100.00%)                                                                  $5,178,067,239
                                                                                            ==============

PROMARK ABSOLUTE RETURN STRATEGY FUND I
(A SERIES OF PROMARK ABSOLUTE RETURN STRATEGIES FUND, LLC)

SCHEDULE OF INVESTMENTS
JUNE 30, 2010 (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------

  INVESTMENT STRATEGY AS A PERCENTAGE OF MEMBERS' CAPITAL
                                                                  PERCENT OF
                                                                   MEMBERS'
  STRATEGY ALLOCATION                                              CAPITAL
-----------------------------------------------------------------------------
  Credit                                                            28.93%
  Event Driven                                                       6.68%
  Long/Short Equity                                                 31.74%
  Multi-Strategy                                                     6.13%
  Relative Value                                                     8.13%
  Trading                                                           12.62%
                                                                    -----
  Total Investments in Investment Funds                             94.23%
                                                                    =====

#   Non-income producing securities.
^ Securities are issued in private placement transactions and as such are restricted as to resale. Total cost and fair value of restricted securities as of June 30, 2010 was $4,057,359,426 and $4,879,104,354, respectively.
*   Security is a partnership that does not issue shares.
** Multiple side pocket investments aggregated under the same Investment Fund. *** Investing in Promark Absolute Return Strategy Fund I ("Fund I") involves certain risks, including the risk that the entire amount invested may be lost. Investments in Investment Funds may be restricted from redemptions or subject to fees for redemptions as part of contractual obligations agreed to by Promark Investment Advisors, Inc. (the "Advisor") on behalf of Fund I. Investment Funds generally require the Advisor to provide advanced notice of its intent to redeem Fund I's total or partial interest and may delay or deny satisfying a redemption request depending on the Investment Fund's governing agreements. Additionally, liquidity in Investment Funds may be limited due to a "gate" that may be imposed by the Investment Fund. Gates are imposed to prevent disorderly withdrawals in the underlying Investment Funds, and may limit the amount of capital allowed to be redeemed on any respective liquidity date. Investment Funds typically exercise gates when redemption requests exceed a specified percentage of the overall Investment Funds' net assets or in the case of an investor level gate, when a redemption request exceeds a specified percentage of the investor's investment. Some of the Investment Funds may acquire assets or securities which lack readily assessable market values, are less liquid or should be held until the resolution of a special event or circumstance. Some of these investments are held in so-called "side pockets", sub-funds within the Investment Funds, or special purpose vehicles, which are liquidated separately, potentially over a much longer period than the liquidity an investment in the Investment Funds may provide. Were Fund I to seek to liquidate its investment in an Investment Fund which maintains these investments in side pocket arreangements, or which holds substantially all of its assets in illiquid securities, Fund I might not be able to fully liquidate its investment promptly. In such cases, during the period until Fund I fully liquidates its interest in the Investment Fund, the value of its investment would fluctuate.
(1) Investments in Investment Funds may be composed of multiple tranches. The Expiration Date of Lock-Up Period relates to the earliest date after June 30, 2010 that redemption from a tranche is possible. Other tranches may have an initial available redemption date that is subsequent to the Expiration Date of Lock-Up Period. Redemptions from Investment Funds may be subject to fees.
(2) These investments are not redeemable until a realization or liquidity event occurs for the underlying investments as determined by the respective Investment Fund.



INVESTMENT VALUATION - INVESTMENTS IN INVESTMENT FUNDS - Promark Absolute Return Strategy Fund I (effective September 1, 2010, will be renamed GMAM Absolute Return Strategy Fund I), a series of Promark Absolute Return Strategies Fund, LLC (effective September 1, 2010, will be renamed GMAM Absolute Return Strategies Fund, LLC) ("Fund I") values its investments in Investment Funds at fair value, which is provided by the Portfolio Managers or the Investment Funds. Under procedures established by the Board of Managers, the Advisor conducts periodic reviews of the valuation methodology used by Portfolio Managers or Investment Funds to ascertain that they utilize readily available market values and otherwise follow fair value procedures that the Advisor reasonably believes are consistent with those set forth in the Advisor's own valuation policies and procedures.

Where estimates are used in determining the net asset value, there may be a material difference from the values that would exist in a ready market due to the inherent subjectivity of these estimates. The valuations provided by the Portfolio Managers and the Investment Funds have been determined pursuant to the valuation policies of the respective Portfolio Manager or Investment Funds' management and cannot be independently confirmed by either the Advisor or

PROMARK ABSOLUTE RETURN STRATEGY FUND I
(A SERIES OF PROMARK ABSOLUTE RETURN STRATEGIES FUND, LLC)

SCHEDULE OF INVESTMENTS
JUNE 30, 2010 (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------

the Board of Managers. In accordance with these procedures, fair value as of each month-end ordinarily is the net asset value determined as of such month-end for each Investment Fund in accordance with the Investment Fund's valuation policies and reported at the time of Fund I's valuation. As a general matter, the fair value of Fund I's interest in an Investment Fund represents the amount that Fund I could reasonably expect to receive from an Investment Fund if Fund I's interest were redeemed at the time of the valuation, based on information reasonably available at the time the valuation is made and that Fund I believes to be reliable.

If the Advisor determines that the most recent value reported by the Portfolio Manager or Investment Fund does not represent fair value or if the Portfolio Manager or the Investment Fund fails to report a value to Fund I, a fair value determination is made under procedures established by and under the general supervision of the Board of Managers. The values assigned to these investments are based on available information and do not necessarily represent amounts that might ultimately be realized, as such amounts depend on future circumstances and cannot reasonably be determined until the individual investments are actually liquidated. As of June 30, 2010, there were no investments that were fair valued by the Board of Managers.

In accordance with ASC Topic 820, Fair Value Measurements and Disclosures, Fund I discloses the fair value of its investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. Fair value is defined as the price that Fund I would receive to sell an investment or pay to transfer a liability in an orderly transaction with an independent buyer in the principal market, or in the absence of a principal market, the most advantageous market for the investment or liability. The guidance establishes a three-tier hierarchy to distinguish between inputs that reflect the assumptions market participants would use in pricing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs) and inputs that reflect the reporting entity's own assumptions about the assumptions market participants would use in pricing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the fair value of Fund I's investments. The inputs are summarized in the three broad levels listed below:

     o  Level 1 -quoted prices in active markets for identical securities
     o  Level 2 -other significant observable inputs
     o  Level 3 -significant unobservable inputs (including Fund I's assumptions in determining the fair value of Investment
                 Funds)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

PROMARK ABSOLUTE RETURN STRATEGY FUND I
(A SERIES OF PROMARK ABSOLUTE RETURN STRATEGIES FUND, LLC)

SCHEDULE OF INVESTMENTS
JUNE 30, 2010 (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------

Classification of an investment that is measured at net asset value per share (or its equivalent) within the fair value hierarchy requires judgment and consideration. Based upon the guidance outlined in Accounting Standards Update ("ASU") No. 2009-12, FAIR VALUE MEASUREMENTS AND DISCLOSURES (ASC Topic 820) - INVESTMENTS IN CERTAIN ENTITIES THAT CALCULATE NET ASSET VALUE PER SHARE (OR ITS EQUIVALENT), the following factors were considered in determining the classification of Fund I's investments:

         1. Liquidity terms of each Investment - Investments in Investment Funds which allow for a full redemption at least on a quarterly basis without restrictions are generally classified as Level 2; all others are classified as Level 3 investments.

         2. Redemption restrictions - Investments in Investment Funds are generally classified as Level 2 if they satisfy the liquidity terms mentioned above, except those:
                   o Investments in Investment Funds which are potentially subject to a fund-level gate and have a net asset value equal to or more than 50% of the underlying fund-level gate threshold are classified as Level 3 investments.
                   o Investments in Investment Funds which are potentially subject to a redemption fee will be classified as Level 3 investments, if such fee is equal to or greater than 0.10% of Fund I's net asset value.

         3. Other factors impacting liquidity considerations may include, but are not limited to, an evaluation of current market conditions, knowledge of the investee fund manager's operations and processes, and an analysis of investee fund activity with respect to investor initiated subscriptions and redemptions (as represented and communicated by the portfolio manager).

The following is a summary of the inputs used as of June 30, 2010, in valuing Fund I's assets carried at fair value:

PROMARK ABSOLUTE RETURN STRATEGY FUND I
(A SERIES OF PROMARK ABSOLUTE RETURN STRATEGIES FUND, LLC)

SCHEDULE OF INVESTMENTS
JUNE 30, 2010 (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
                                                                                                     TOTAL FAIR VALUE
DESCRIPTION                                      LEVEL 1             LEVEL 2            LEVEL 3      AT JUNE 30, 2010
-----------------------------------------------------------------------------------------------------------------------
Investments in Investment Funds
    Credit                                 $              --    $    159,690,649   $  1,338,258,839   $  1,497,949,488
    Event Driven                                          --         231,765,649        114,096,619        345,862,268
    Long/Short Equity                                     --       1,118,852,314        524,560,177      1,643,412,491
    Multi-Strategy                                        --                  --        317,277,783        317,277,783
    Relative Value                                        --         305,530,193        115,367,410        420,897,603
    Trading                                               --         471,096,671        182,608,050        653,704,721
                                          -----------------------------------------------------------------------------
Total Investments in Investment Funds                     --       2,286,935,476      2,592,168,878      4,879,104,354
                                          -----------------------------------------------------------------------------
Investment in Short-term Securities                       --         253,019,744                 --        253,019,744
                                          -----------------------------------------------------------------------------
Total Investments                          $              --    $  2,539,955,220   $  2,592,168,878   $  5,132,124,098
                                          -----------------------------------------------------------------------------

The following table is a reconciliation of assets for which significant unobservable inputs (Level 3) were used in determining fair value:


                                                                             CHANGE IN
                                     NET TRANSFERS IN                        UNREALIZED
                  BALANCE AS OF      AND/OR (OUT) OF     NET REALIZED      APPRECIATION/      NET PURCHASES/       BALANCE AS OF
DESCRIPTION       MARCH 31, 2010         LEVEL 3         GAIN/(LOSS)       (DEPRECIATION)        (SALES)           JUNE 30, 2010
--------------------------------------------------------------------------------------------------------------------------------
Credit            $1,096,743,161      $145,959,220        $4,368,026        $ 19,410,781       $ 71,777,651       $1,338,258,839
Event-Driven         115,465,436                --           166,206           2,217,961         (3,752,984)         114,096,619
Long/Short Equity    545,311,963       (19,298,796)*         (31,940)        (31,421,050)        30,000,000          524,560,177
Multi-Strategy       149,898,321       155,170,929           (54,048)         (7,737,419)        20,000,000          317,277,783
Relative Value       110,603,702                --                --           4,763,708                 --          115,367,410
Trading              177,172,528                --                --           5,435,522                 --          182,608,050
--------------------------------------------------------------------------------------------------------------------------------
Total             $2,195,195,111      $281,831,353        $4,448,244        $ (7,330,497)      $118,024,667       $2,592,168,878
--------------------------------------------------------------------------------------------------------------------------------

* Amount consists of a transfer into Level 3 of $90,436,086 and a transfer out of Level 3 of $109,734,882.

  Net change in unrealized appreciation/(depreciation) on Level 3 assets still held as of June 30, 2010 is $(6,591,421).


Fund I recognizes transfers into and out of the levels indicated above at the beginning of the reporting period. The net transfers in and/or (out) of Level 3 noted in the reconciliation table above are generally due to changes in the liquidity of the underlying Investment Funds during the period presented in the table above.

The following is a summary of the investment strategies and redemption notice periods of the investments in Investment Funds held in Fund I as of June 30, 2010, by strategy. Investment Funds with no current redemption restrictions may be subject to future gates, lock-up provisions or other restrictions, in accordance with their offering documents. Fund I had one unfunded capital commitment, as noted in credit strategies below, as of June 30, 2010.

PROMARK ABSOLUTE RETURN STRATEGY FUND I
(A SERIES OF PROMARK ABSOLUTE RETURN STRATEGIES FUND, LLC)

SCHEDULE OF INVESTMENTS
JUNE 30, 2010 (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------

Investment Managers implementing credit strategies strive to profit from mispricings of a variety of credit and credit related instruments. Fund managers may conduct distressed and special situations investing, relative value credit strategies, and long biased/opportunistic credit investing. Credit portfolios may hold a variety of credit instruments including corporate bonds, bank debt, convertible bonds, government securities, asset backed securities, mortgages, and credit default swaps. Credit strategies may include portfolio hedges consisting of equity, index hedges, credit default swaps, and other credit and non-credit instruments. The Investment Funds within this strategy generally have redemption notice periods of 60 to 180 days. Fund I had an unfunded capital commitment of $97.8 million as of June 30, 2010.

Investment Managers using event-driven strategies seek to profit from opportunities created by significant transactional events such as spin-offs, mergers and acquisitions, bankruptcy reorganizations, recapitalizations, and share buybacks. In addition, positions may be taken in related securities of different companies or in different securities of the same issuer for the purpose of arbitraging price differences. The Investment Funds within this strategy generally have redemption notice periods of 30 to 90 days.

Investment Managers implementing long/short equity strategies attempt to profit from security mispricings in equity markets. Fund managers construct portfolios consisting of long and short positions based on perceived value, which may be determined by a variety of techniques including fundamental, quantitative, and technical analysis. In addition, indices, ETFs, and derivatives may be used for hedging purposes to limit exposure to various risk factors. The Investment Funds within this strategy generally have redemption notice periods of 30 to 90 days.

Investment Managers using multi-strategy strategies seek to diversify risks and reduce volatility associated with reliance on a single strategy that may perform poorly in some market environments. The Investment Funds within this strategy generally have redemption notice periods of 61 to 90 days.

Investment Managers using relative value strategies seek to take advantage of pricing discrepancies between instruments including equities, debt, options, and futures. These managers may use mathematical, fundamental or technical analysis to determine market mispricings. Securities may be mispriced relative to the underlying security, related securities, groups of securities or the overall market. The Investment Funds within this strategy generally have redemption notice periods of 5 to 60 days.

Investment Managers implementing trading strategies manage macro or trend following funds. Macro hedge funds typically make leveraged bets on anticipated price movements of stock markets, interest rates, foreign exchange currencies, and physical commodities. Macro managers employ a "top-down" global approach and may invest in a variety of markets to participate in

PROMARK ABSOLUTE RETURN STRATEGY FUND I
(A SERIES OF PROMARK ABSOLUTE RETURN STRATEGIES FUND, LLC)

SCHEDULE OF INVESTMENTS
JUNE 30, 2010 (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------

expected market movements. Trend following funds allocate assets among investments by switching into investments that appear to be beginning an uptrend and switching out of investments that appear to be beginning a downtrend. Typically, technical trend-following indicators are used to determine the direction of a fund and to identify buy and sell signals. The Investment Funds within this strategy generally have redemption notice periods of 14 to 92 days.

INVESTMENT VALUATION - INVESTMENT IN SHORT-TERM SECURITIES - Fund I values its investments in short-term securities (time deposit) at cost, which approximates fair value and records the accrued interest separately as a receivable.

ITEM 2. CONTROLS AND PROCEDURES.

     (a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the
          Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

     (b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Promark Absolute Return Strategies Fund, LLC
             -------------------------------------------------------------------

By (Signature and Title)* /s/ Walter G. Borst
                          ------------------------------------------------------
                          Walter G. Borst, President and Chief Executive Officer (principal executive officer)

Date                      August 25, 2010
    ----------------------------------------------------------------------------


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)* /s/ Walter G. Borst
                          ------------------------------------------------------
                          Walter G. Borst, President and Chief Executive Officer (principal executive officer)

Date                      August 25, 2010
    ----------------------------------------------------------------------------


By (Signature and Title)* /s/ Michael Klehm
                          ------------------------------------------------------
                          Michael Klehm, Treasurer
                          (principal financial officer)

Date                      August 28, 2010
    ----------------------------------------------------------------------------



* Print the name and title of each signing officer under his or her signature.